Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (Catherine Spear) ($) (in thousands)(1)	Compensation Actually Paid to PEO (Catherine Spear) ($) (in thousands)(1)(2)	Summary Compensation Table Total for PEO (Heather Hasson) ($) (in thousands)(1)	Compensation Actually Paid to PEO (Heather Hasson) ($) (in thousands)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (in thousands)	Average Compensation Actually Paid to Non-PEO NEOs ($) (in thousands)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in thousands)	Net Revenues ($) (in thousands)
							Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)
2022	1,041	(170,952)	25,518	(19,989)	518	(19,685)	22.42	49.85	21,186	505,835
2021	13,032	290,153	12,962	298,744	13,839	19,870	91.81	91.22	(9,556)	419,591
__________________

Company Selected Measure Name	net revenues
Named Executive Officers, Footnote [Text Block]	On August 2, 2022, Ms. Spear was appointed by our Board as our sole Chief Executive Officer and Ms. Hasson was appointed as Executive Chair of the Board, as of the CEO Transition Date.Amounts represent “compensation actually paid” to our PEO and the average “compensation actually paid” to our remaining NEOs for the relevant fiscal year, each computed in accordance with Item 402(v) of Regulation S-K, which includes the individuals indicated in the table below for the fiscal years listed:

Year	PEOs	Non-PEO NEOs
2022	Catherine Spear and Heather Hasson	Daniella Turenshine
2021	Catherine Spear and Heather Hasson	Daniella Turenshine and Jeffrey D. Lawrence

Peer Group Issuers, Footnote [Text Block]	The Company’s TSR and Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 beginning with our initial public offering in May 2021. The Peer Group reflected in the Peer Group TSR is the S&P 500 Apparel, Accessories, & Luxury Goods Index, as disclosed in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 pursuant to Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts in this “compensation actually paid” column do not reflect the amount of compensation actually realized by our NEOs during the applicable year. As shown in the following table, to calculate “compensation actually paid,” Item 402(v) of Regulation S-K requires us to begin with the dollar amounts in the “total” column of the Summary Compensation Table appearing earlier in this Proxy Statement, and make adjustments for a variety of factors, including the impact of changes in the fair value of our NEOs’ previously granted equity awards, as follows:

	2021			2022
Adjustments	Catherine Spear ($) (in thousands)	Heather Hasson ($) (in thousands)	Average Non-PEO NEOs ($) (in thousands)	Catherine Spear ($) (in thousands)	Heather Hasson ($) (in thousands)	Average Non-PEO NEOs ($) (in thousands)
Summary Compensation Table Total	13,032	12,962	13,839	1,041	25,518	518
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(11,109)	(11,109)	(10,390)	—	(24,924)	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	11,111	11,111	10,687	—	11,748	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	2,650	2,650	87	—	2,196	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	180,292	29,027	1,918	(128,591)	(20,902)	(15,346)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	94,177	254,103	894	(43,402)	(13,625)	(4,857)
Increase based on Incremental Fair Value of Options Modified during Applicable FY	—	—	2,835	—	—	—
Compensation Actually Paid amounts (as calculated)	290,153	298,744	19,870	(170,952)	(19,989)	(19,685)

Non-PEO NEO Average Total Compensation Amount	$ 518,000	$ 13,839,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ (19,685,000)	19,870,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts in this “compensation actually paid” column do not reflect the amount of compensation actually realized by our NEOs during the applicable year. As shown in the following table, to calculate “compensation actually paid,” Item 402(v) of Regulation S-K requires us to begin with the dollar amounts in the “total” column of the Summary Compensation Table appearing earlier in this Proxy Statement, and make adjustments for a variety of factors, including the impact of changes in the fair value of our NEOs’ previously granted equity awards, as follows:

	2021			2022
Adjustments	Catherine Spear ($) (in thousands)	Heather Hasson ($) (in thousands)	Average Non-PEO NEOs ($) (in thousands)	Catherine Spear ($) (in thousands)	Heather Hasson ($) (in thousands)	Average Non-PEO NEOs ($) (in thousands)
Summary Compensation Table Total	13,032	12,962	13,839	1,041	25,518	518
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(11,109)	(11,109)	(10,390)	—	(24,924)	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	11,111	11,111	10,687	—	11,748	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	2,650	2,650	87	—	2,196	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	180,292	29,027	1,918	(128,591)	(20,902)	(15,346)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	94,177	254,103	894	(43,402)	(13,625)	(4,857)
Increase based on Incremental Fair Value of Options Modified during Applicable FY	—	—	2,835	—	—	—
Compensation Actually Paid amounts (as calculated)	290,153	298,744	19,870	(170,952)	(19,989)	(19,685)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]	net revenues; and•adjusted EBITDA margin.
Total Shareholder Return Amount	$ 22.42	91.81
Peer Group Total Shareholder Return Amount	49.85	91.22
Net Income (Loss)	$ 21,186,000	$ (9,556,000)
Company Selected Measure Amount	505,835,000	419,591,000
PEO Name	Catherine Spear and Heather Hasson	Catherine Spear and Heather Hasson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	net revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	adjusted EBITDA margin
Catherine Spear [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,041,000	$ 13,032,000
PEO Actually Paid Compensation Amount	(170,952,000)	290,153,000
Heather Hasson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	25,518,000	12,962,000
PEO Actually Paid Compensation Amount	(19,989,000)	298,744,000
PEO [Member] | Catherine Spear [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(11,109,000)
PEO [Member] | Catherine Spear [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	11,111,000
PEO [Member] | Catherine Spear [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,650,000
PEO [Member] | Catherine Spear [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(128,591,000)	180,292,000
PEO [Member] | Catherine Spear [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,402,000)	94,177,000
PEO [Member] | Catherine Spear [Member] | Increase based on Incremental Fair Value of Options Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Heather Hasson [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,924,000)	(11,109,000)
PEO [Member] | Heather Hasson [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,748,000	11,111,000
PEO [Member] | Heather Hasson [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,196,000	2,650,000
PEO [Member] | Heather Hasson [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,902,000)	29,027,000
PEO [Member] | Heather Hasson [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,625,000)	254,103,000
PEO [Member] | Heather Hasson [Member] | Increase based on Incremental Fair Value of Options Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(10,390,000)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	10,687,000
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	87,000
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,346,000)	1,918,000
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,857,000)	894,000
Non-PEO NEO [Member] | Increase based on Incremental Fair Value of Options Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 2,835,000